Breakdown of Contractual Assets and Liabilities, and Capitalized Costs - Movement In Contract Liabilities (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Contract Assets And Liabilities [Line Items]
Contract liabilities, beginning balance	€ 1,929	€ 1,787
Additions	5,536	5,846
Disposals (previous years)	(975)	(986)
Disposals (current year)	(4,701)	(4,756)
Transfers	7	(6)
Translation differences and hyperinflation adjustments	17	22
Other movements		22
Contract liabilities, ending balance	1,813	1,929
Long-term contracts
Contract Assets And Liabilities [Line Items]
Contract liabilities, beginning balance	891	829
Additions	162	300
Disposals (previous years)	(2)	(2)
Disposals (current year)	(1)	0
Transfers	(279)	(242)
Translation differences and hyperinflation adjustments	7	6
Other movements		0
Contract liabilities, ending balance	778	891
Short-term contracts
Contract Assets And Liabilities [Line Items]
Contract liabilities, beginning balance	1,038	958
Additions	5,374	5,546
Disposals (previous years)	(973)	(984)
Disposals (current year)	(4,700)	(4,756)
Transfers	286	236
Translation differences and hyperinflation adjustments	10	16
Other movements		22
Contract liabilities, ending balance	€ 1,035	€ 1,038